Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and principal activities
Schedule of subsidiaries and consolidated VIEs of the Company

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	VIE	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	VIE	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	VIE	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	VIE	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	100%	October 31, 2012	PRC
Shanghai Taomee Wireless Technology Co., Ltd. ("Shanghai Wireless")	99%	May 6, 2013	PRC
Shanghai Taomee Software Development Co., Ltd. ("Shanghai Software")	99%	October 29, 2013	PRC
Shanghai Taomee Property Service Co., Ltd. ("Shanghai Property Service")	99%	November 1, 2013	PRC

Summary of financial information of the Group's VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances, except for cash flow information which was before eliminating intercompany transactions and balances)
	December 31,
	2012	2013
Assets
Current assets:
Cash and cash equivalents	15,466,456	12,216,436
Accounts receivable, net	2,012,824	1,849,786
Inventory	41,316	196,757
Income tax recoverable	—	585,861
Due from related party	707,968	2,169,866
Prepayments and other current assets	427,844	1,614,931
Deferred tax assets—current	2,435,351	3,489,805

Total current assets	21,091,759	22,123,442
Investment in equity investees	28,186	2,326,793
Property and equipment, net	643,315	1,163,086
Acquired intangible asset	350,631	1,030,702
Other assets	362,148	376,926

Total assets	22,476,039	27,020,949

Liabilities
Accounts payable	425,845	1,538,665
Income taxes payable	245,189	—
Due to related parties	14,725	22,957
Advance from customers	6,730,725	6,184,953
Deferred revenue	12,061,510	12,340,821
Accrued expenses and other current liabilities	1,281,439	1,680,767
Deferred tax liabilities—current	13,473	1,758,134

Total liabilities	20,772,906	23,526,297

	For the year ended December 31,
	2011	2012	2013
Net revenues	$41,204,989	$33,535,368	$40,985,710

Net income	$33,468,498	$20,773,883	$21,586,325

	For the year ended December 31,
	2011	2012	2013
Net cash provided by (used in) operating activities	(14,987,061)	(1,468,141)	1,741,060

Net cash provided by (used in) investing activities	(912,413)	(318,549)	(4,991,080)

Net cash provided by (used in) financing activities	—	78,979	—

Net increase (decrease) in cash and cash equivalent	(15,899,474)	(1,707,711)	(3,250,020)